CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Profit for the year	¥ 3,215	¥ 4,176	¥ 3,977
Item that will not be reclassified subsequently to profit or loss
Fair value changes on financial assets at fair value through other comprehensive income	(2,128)	5,219	1,031
Currency translation differences	(397)	(1,363)
Items that may be subsequently reclassified to profit or loss
Currency translation differences	19	77	261
Share of other comprehensive (losses)/income of associates	4	(9)	(1)
Total comprehensive income for the year	713	8,100	5,268
Attributable to:
Equity holders of the Company	527	8,079	5,273
Non-controlling interests	186	21	(5)
Total comprehensive income for the year	¥ 713	¥ 8,100	¥ 5,268